Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	Pax World Funds Trust II
Central Index Key	0001426870
Amendment Flag	false
Document Creation Date	Apr 27, 2012
Document Effective Date	Apr 27, 2012
Prospectus Date	May 1, 2012

Pax MSCI North America ESG Index ETF
Pax MSCI North America ESG Index ETF
Investment Objective
The Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI North America ESG Index, which is created and maintained by MSCI, Inc. The Index consists of equity securities of issuers organized or operating in the United States and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. The Fund’s investment objective may be changed by the board of trustees without a vote of shareholders.
Fees and Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)		Pax MSCI North America ESG Index ETF
Shareholder Fee (fees paid directly from your investment)	[1]	none
[1]	There are fees associated with Creation Units. See "Creation and Redemption Transaction Fees for Creation Units."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Annual Fund Operating Expenses		Pax MSCI North America ESG Index ETF
Management Fee	[1]	0.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		none
Total Annual Fund Operating Expenses		0.50%
[1]	The management fee is a unified fee that includes all of the costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

Example of Expenses
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in the Fund for the time periods indicated and then sells all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund’s operating expenses remain the same throughout those periods. This example does not include the brokerage commissions that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because those fees will not be imposed on retail investors. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Pax MSCI North America ESG Index ETF	51	160	280	628

You would pay the same expenses if you did not sell your shares at the end of the indicated periods.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of the portfolio.
Principal Investment Strategies
The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the MSCI North America ESG Index. Under normal circumstances, the Fund invests more than 80% of its total assets in the component securities of the Index and in American Depositary Receipts, Global Depositary Receipts and Euro Depositary Receipts representing the component securities of the Index. The Fund uses a replication strategy to seek to achieve its investment objective, which means that it generally will hold all of the component securities of the Index in approximately the same proportions as they are represented in the Index. The Fund may use a representative sampling strategy with respect to the Index when a replication strategy might be detrimental, such as when a security becomes temporarily illiquid, unavailable or less liquid. The Fund also may invest up to 20% of its total assets in certain futures, options and swap contracts, cash and cash equivalents, and stocks not included in the Index, but which Pax World Management LLC (“Pax” or “Adviser”) believes will help the Fund track the price and yield performance of the Index. Such securities and other financial instruments will be evaluated by Pax for satisfaction of Pax’s ESG criteria. See “Pax Sustainability/ESG Criteria” on page 24. Pax intends that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments in the same industry or group of industries.
Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.
  Investment Approach Risk The Fund does not attempt to outperform the Index or take defensive positions in declining markets. Accordingly, the Fund’s performance would likely be adversely affected by a decline in the Index.
  Concentration Risk A fund that concentrates in a single industry or group of industries may be more susceptible to an economic, market, political or regulatory occurrence affecting that specific industry or group of industries. If the Index concentrates in an industry or group of industries, the Fund will concentrate in the same industry or group of industries.
  Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Canadian Investment Risk The United States is Canada’s largest trade and investment partner and the Canadian economy is significantly affected by developments in the U.S. economy. Certain trade agreements implemented among Canada, the United States and Mexico, such as the North American Free Trade Agreement, have increased Canada’s dependency on the U.S. economy. The Canadian economy is also heavily dependent upon the economies of its European trading partners. Any downturn in U.S., Mexican or European economic activity is likely to have an adverse effect on the Canadian economy.
  Currency Risk The U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar.
  Issuer Risk The value of a security may fluctuate due to factors affecting only the entity that issued the security.
  Non-Correlation Risk The performance of the Fund and of the Index may vary somewhat for a variety of reasons.
  Management Risk At any time that the Fund employs a representative sampling strategy, investment decisions made by Pax and the Fund’s portfolio manager may cause the Fund to underperform the Index.
  Market Trading Risk Although Fund shares are listed on a national securities exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell Fund shares.
  Non-Diversification Risk As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. Accordingly, the Fund’s value will likely be more volatile, because the effect of any change in the value of an investment will have a comparably greater affect on overall Fund value.
  Small- and Medium-Sized Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Market Liquidity Risk Trading of shares of the Fund on a national securities exchange may be halted under certain circumstances, such as the activation of marketwide “circuit breakers.”
  Share Price Risk As with all ETFs, although it is expected that the market price of the Fund’s shares will approximate the Fund’s NAV, the market price and the NAV may sometimes vary significantly. Thus, you may pay more than NAV when you buy shares of the Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market. Pax believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.
As with all ETFs, you may lose money by investing in the Fund.

The foregoing descriptions are only summaries. Please see “Risks” on page 20 for more detailed descriptions of the foregoing risks.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual total returns at NAV for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.esgshares.com.
Average Annual Total Return (for the year ended 12/31)

Highest Quarterly Return: 10.80% (Q4 2011) Lowest Quarterly Return: -14.42% (Q3 2011)
Average Annual Total Return (for the periods ended 12/31/11)
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns	1 Year	Since Inception	Inception Date
Pax MSCI North America ESG Index ETF	(1.03%)	6.29%	May 18, 2010
RETURN AFTER TAXES ON DISTRIBUTIONS Pax MSCI North America ESG Index ETF	(1.46%)	5.80%	May 18, 2010
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES Pax MSCI North America ESG Index ETF	(0.67%)	5.08%	May 18, 2010
MSCI NORTH AMERICA ESG INDEX (reflects no deduction for fees, expenses or taxes) Pax MSCI North America ESG Index ETF	(0.33%)	7.01%	May 18, 2010

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pax World Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Pax MSCI North America ESG Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax MSCI North America ESG Index ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI North America ESG Index, which is created and maintained by MSCI, Inc. The Index consists of equity securities of issuers organized or operating in the United States and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. The Fund’s investment objective may be changed by the board of trustees without a vote of shareholders.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in the Fund for the time periods indicated and then sells all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund’s operating expenses remain the same throughout those periods. This example does not include the brokerage commissions that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because those fees will not be imposed on retail investors. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	You would pay the same expenses if you did not sell your shares at the end of the indicated periods.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the MSCI North America ESG Index. Under normal circumstances, the Fund invests more than 80% of its total assets in the component securities of the Index and in American Depositary Receipts, Global Depositary Receipts and Euro Depositary Receipts representing the component securities of the Index. The Fund uses a replication strategy to seek to achieve its investment objective, which means that it generally will hold all of the component securities of the Index in approximately the same proportions as they are represented in the Index. The Fund may use a representative sampling strategy with respect to the Index when a replication strategy might be detrimental, such as when a security becomes temporarily illiquid, unavailable or less liquid. The Fund also may invest up to 20% of its total assets in certain futures, options and swap contracts, cash and cash equivalents, and stocks not included in the Index, but which Pax World Management LLC (“Pax” or “Adviser”) believes will help the Fund track the price and yield performance of the Index. Such securities and other financial instruments will be evaluated by Pax for satisfaction of Pax’s ESG criteria. See “Pax Sustainability/ESG Criteria” on page 24. Pax intends that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments in the same industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.
  Investment Approach Risk The Fund does not attempt to outperform the Index or take defensive positions in declining markets. Accordingly, the Fund’s performance would likely be adversely affected by a decline in the Index.
  Concentration Risk A fund that concentrates in a single industry or group of industries may be more susceptible to an economic, market, political or regulatory occurrence affecting that specific industry or group of industries. If the Index concentrates in an industry or group of industries, the Fund will concentrate in the same industry or group of industries.
  Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Canadian Investment Risk The United States is Canada’s largest trade and investment partner and the Canadian economy is significantly affected by developments in the U.S. economy. Certain trade agreements implemented among Canada, the United States and Mexico, such as the North American Free Trade Agreement, have increased Canada’s dependency on the U.S. economy. The Canadian economy is also heavily dependent upon the economies of its European trading partners. Any downturn in U.S., Mexican or European economic activity is likely to have an adverse effect on the Canadian economy.
  Currency Risk The U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar.
  Issuer Risk The value of a security may fluctuate due to factors affecting only the entity that issued the security.
  Non-Correlation Risk The performance of the Fund and of the Index may vary somewhat for a variety of reasons.
  Management Risk At any time that the Fund employs a representative sampling strategy, investment decisions made by Pax and the Fund’s portfolio manager may cause the Fund to underperform the Index.
  Market Trading Risk Although Fund shares are listed on a national securities exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell Fund shares.
  Non-Diversification Risk As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. Accordingly, the Fund’s value will likely be more volatile, because the effect of any change in the value of an investment will have a comparably greater affect on overall Fund value.
  Small- and Medium-Sized Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Market Liquidity Risk Trading of shares of the Fund on a national securities exchange may be halted under certain circumstances, such as the activation of marketwide “circuit breakers.”
  Share Price Risk As with all ETFs, although it is expected that the market price of the Fund’s shares will approximate the Fund’s NAV, the market price and the NAV may sometimes vary significantly. Thus, you may pay more than NAV when you buy shares of the Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market. Pax believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.
As with all ETFs, you may lose money by investing in the Fund.

The foregoing descriptions are only summaries. Please see “Risks” on page 20 for more detailed descriptions of the foregoing risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all ETFs, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. Accordingly, the Fund’s value will likely be more volatile, because the effect of any change in the value of an investment will have a comparably greater affect on overall Fund value.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual total returns at NAV for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.esgshares.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.esgshares.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Annual Total Return (for the year ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 10.80% (Q4 2011) Lowest Quarterly Return: -14.42% (Q3 2011)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for the periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on an investor’s specific tax situation and may differ from those shown below.After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Pax MSCI North America ESG Index ETF | Pax MSCI North America ESG Index ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee (fees paid directly from your investment)	rr_ShareholderFeeOther	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628
2011	rr_AnnualReturn2011	(1.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.42%)
1 Year	rr_AverageAnnualReturnYear01	(1.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2010
RETURN AFTER TAXES ON DISTRIBUTIONS | Pax MSCI North America ESG Index ETF | Pax MSCI North America ESG Index ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2010
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES | Pax MSCI North America ESG Index ETF | Pax MSCI North America ESG Index ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2010
MSCI NORTH AMERICA ESG INDEX (reflects no deduction for fees, expenses or taxes) | Pax MSCI North America ESG Index ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2010

[1]	There are fees associated with Creation Units. See "Creation and Redemption Transaction Fees for Creation Units."
[2]	The management fee is a unified fee that includes all of the costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

Pax MSCI EAFE ESG Index ETF
Pax MSCI EAFE ESG Index ETF
Investment Objective
The Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Index, which is created and maintained by MSCI, Inc. The Index consists of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. The Fund’s investment objective may be changed by the board of trustees without a vote of shareholders.
Fees and Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)		Pax MSCI EAFE ESG Index ETF
Shareholder Fee (fees paid directly from your investment)	[1]	none
[1]	There are fees associated with Creation Units. See "Creation and Redemption Transaction Fees for Creation Units."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Annual Fund Operating Expenses		Pax MSCI EAFE ESG Index ETF
Management Fee	[1]	0.55%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		none
Total Annual Fund Operating Expenses		0.55%
[1]	The management fee is a unified fee that includes all of the costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

Example of Expenses
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in the Fund for the time periods indicated and then sells all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund’s operating expenses remain the same throughout those periods. This example does not include the brokerage commissions that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because those fees will not be imposed on retail investors. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example (USD $)	1 year	3 years
Pax MSCI EAFE ESG Index ETF	56	176

You would pay the same expenses if you did not sell your shares at the end of the indicated periods.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Fund’s performance. During the most recent fiscal period from January 27, 2011 (commencement of operations) through December 31, 2011, the Fund’s portfolio turnover rate was 11% of the average value of the portfolio.
Principal Investment Strategies
The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the MSCI EAFE ESG Index. Under normal circumstances, the Fund invests more than 80% of its total assets in the component securities of the Index and in American Depositary Receipts, Global Depositary Receipts and Euro Depositary Receipts representing the component securities of the Index. The Fund uses a representative sampling strategy to achieve its investment objective, which means that it will not always hold the same securities in the same proportions as the Index. The Fund also may invest up to 20% of its total assets in certain futures, options and swap contracts, cash and cash equivalents, and stocks not included in the Index, but which Pax World Management LLC (“Pax” or “Adviser”) believes will help the Fund track the price and yield performance of the Index. Such securities and other financial instruments will be evaluated by Pax for satisfaction of Pax’s ESG criteria. See “Pax Sustainability/ESG Criteria” on page 24. Pax intends that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments in the same industry or group of industries.
Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.
  Investment Approach Risk The Fund does not attempt to outperform the Index or take defensive positions in declining markets. Accordingly, the Fund’s performance would likely be adversely affected by a decline in the Index.
  Concentration Risk A fund that concentrates in a single industry or group of industries may be more susceptible to an economic, market, political or regulatory occurrence affecting that specific industry or group of industries. If the Index concentrates in an industry or group of industries, the Fund will concentrate in the same industry or group of industries.
  Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Asian/Pacific Investment Risk Certain Asia and Pacific region economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Asia and Pacific region economies generally are dependent on the economies of Europe and the United States, especially with respect to agricultural products and natural resources. Political and social instability and deteriorating economic conditions may result in significant downturns and increased volatility in many Asia and Pacific region economies. Portions of the Asia and Pacific region have historically been prone to natural disasters such as tsunamis and droughts and the region is economically sensitive to environmental events. Any such event could have a significant adverse effect on Asia and Pacific region economies. The Australian and New Zealand economies, in particular, are dependent on exports from the agricultural and mining sectors, which make those economies particularly susceptible to fluctuations in the commodities markets. Australian and New Zealand economies are also increasingly dependent on their growing service industries. Economic events in any one country can have a significant economic effect on the entire Asia and Pacific region.
  European Investment Risk The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect EU member countries, as well as other European countries. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies may have a significant adverse effect on the economies of EU members and their trading partners, including non-member European countries. Additionally, eastern European markets remain relatively undeveloped and may be particularly sensitive to political and economic developments.
  Currency Risk The U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar.
  Issuer Risk The value of a security may fluctuate due to factors affecting only the entity that issued the security.
  Non-Correlation Risk The performance of the Fund and of the Index may vary somewhat for a variety of reasons.
  Management Risk At any time that the Fund employs a representative sampling strategy, investment decisions made by Pax and the Fund’s portfolio manager may cause the Fund to underperform the Index.
  Market Trading Risk Although Fund shares are listed on a national securities exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell Fund shares.
  Non-Diversification Risk As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. Accordingly, the Fund’s value will likely be more volatile, because the effect of any change in the value of an investment will have a comparably greater affect on overall Fund value.
  Small- and Medium-Sized Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Market Liquidity Risk Trading of shares of the Fund on a national securities exchange may be halted under certain circumstances, such as the activation of marketwide “circuit breakers.”.
  Share Price Risk As with all ETFs, although it is expected that the market price of the Fund’s shares will approximate the Fund’s NAV, the market price and the NAV may sometimes vary significantly. Thus, you may pay more than NAV when you buy shares of the Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market. Pax believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.
As with all ETFs, you may lose money by investing in the Fund.

The foregoing descriptions are only summaries. Please see “Risks” on page 20 for more detailed descriptions of the foregoing risks.
Performance Information
No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year of operations, a bar chart and an average annual total return table will be provided.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pax World Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Pax MSCI EAFE ESG Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax MSCI EAFE ESG Index ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Index, which is created and maintained by MSCI, Inc. The Index consists of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. The Fund’s investment objective may be changed by the board of trustees without a vote of shareholders.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Fund’s performance. During the most recent fiscal period from January 27, 2011 (commencement of operations) through December 31, 2011, the Fund’s portfolio turnover rate was 11% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in the Fund for the time periods indicated and then sells all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund’s operating expenses remain the same throughout those periods. This example does not include the brokerage commissions that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because those fees will not be imposed on retail investors. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	You would pay the same expenses if you did not sell your shares at the end of the indicated periods.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the MSCI EAFE ESG Index. Under normal circumstances, the Fund invests more than 80% of its total assets in the component securities of the Index and in American Depositary Receipts, Global Depositary Receipts and Euro Depositary Receipts representing the component securities of the Index. The Fund uses a representative sampling strategy to achieve its investment objective, which means that it will not always hold the same securities in the same proportions as the Index. The Fund also may invest up to 20% of its total assets in certain futures, options and swap contracts, cash and cash equivalents, and stocks not included in the Index, but which Pax World Management LLC (“Pax” or “Adviser”) believes will help the Fund track the price and yield performance of the Index. Such securities and other financial instruments will be evaluated by Pax for satisfaction of Pax’s ESG criteria. See “Pax Sustainability/ESG Criteria” on page 24. Pax intends that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments in the same industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.
  Investment Approach Risk The Fund does not attempt to outperform the Index or take defensive positions in declining markets. Accordingly, the Fund’s performance would likely be adversely affected by a decline in the Index.
  Concentration Risk A fund that concentrates in a single industry or group of industries may be more susceptible to an economic, market, political or regulatory occurrence affecting that specific industry or group of industries. If the Index concentrates in an industry or group of industries, the Fund will concentrate in the same industry or group of industries.
  Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Asian/Pacific Investment Risk Certain Asia and Pacific region economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Asia and Pacific region economies generally are dependent on the economies of Europe and the United States, especially with respect to agricultural products and natural resources. Political and social instability and deteriorating economic conditions may result in significant downturns and increased volatility in many Asia and Pacific region economies. Portions of the Asia and Pacific region have historically been prone to natural disasters such as tsunamis and droughts and the region is economically sensitive to environmental events. Any such event could have a significant adverse effect on Asia and Pacific region economies. The Australian and New Zealand economies, in particular, are dependent on exports from the agricultural and mining sectors, which make those economies particularly susceptible to fluctuations in the commodities markets. Australian and New Zealand economies are also increasingly dependent on their growing service industries. Economic events in any one country can have a significant economic effect on the entire Asia and Pacific region.
  European Investment Risk The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect EU member countries, as well as other European countries. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies may have a significant adverse effect on the economies of EU members and their trading partners, including non-member European countries. Additionally, eastern European markets remain relatively undeveloped and may be particularly sensitive to political and economic developments.
  Currency Risk The U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar.
  Issuer Risk The value of a security may fluctuate due to factors affecting only the entity that issued the security.
  Non-Correlation Risk The performance of the Fund and of the Index may vary somewhat for a variety of reasons.
  Management Risk At any time that the Fund employs a representative sampling strategy, investment decisions made by Pax and the Fund’s portfolio manager may cause the Fund to underperform the Index.
  Market Trading Risk Although Fund shares are listed on a national securities exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell Fund shares.
  Non-Diversification Risk As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. Accordingly, the Fund’s value will likely be more volatile, because the effect of any change in the value of an investment will have a comparably greater affect on overall Fund value.
  Small- and Medium-Sized Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Market Liquidity Risk Trading of shares of the Fund on a national securities exchange may be halted under certain circumstances, such as the activation of marketwide “circuit breakers.”.
  Share Price Risk As with all ETFs, although it is expected that the market price of the Fund’s shares will approximate the Fund’s NAV, the market price and the NAV may sometimes vary significantly. Thus, you may pay more than NAV when you buy shares of the Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market. Pax believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.
As with all ETFs, you may lose money by investing in the Fund.

The foregoing descriptions are only summaries. Please see “Risks” on page 20 for more detailed descriptions of the foregoing risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all ETFs, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. Accordingly, the Fund’s value will likely be more volatile, because the effect of any change in the value of an investment will have a comparably greater affect on overall Fund value.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year of operations, a bar chart and an average annual total return table will be provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year of operations, a bar chart and an average annual total return table will be provided.
Pax MSCI EAFE ESG Index ETF | Pax MSCI EAFE ESG Index ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee (fees paid directly from your investment)	rr_ShareholderFeeOther	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	176

[1]	There are fees associated with Creation Units. See "Creation and Redemption Transaction Fees for Creation Units."
[2]	The management fee is a unified fee that includes all of the costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pax World Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012